GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1:-	GENERAL

a.	Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC") is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is located in Kibbutz Glil-Yam, Israel.

The Company and its subsidiaries (collectively: the "Group"), operate in geographical reporting segments (Note 23). The majority of the Group’s revenues are generated from sales of medical cannabis products to customers in Israel. The remaining revenues are generated from sales of medical cannabis, as well as other products, to customers in Germany.

In Israel, IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which held a cultivation license to breed, grow and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency ("IMCA") until July 2022. In July 2022 Focus closed its cultivation facility and received an IMCA license which allows it to import cannabis products and proceed with its supply activity. All of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA.

During 2021, IMCC also entered into the field of retail medical cannabis and other pharma products in Israel through the acquisition of several pharmacies and trade houses specializes in medical cannabis, including the pharmacies of Revoly Trading and Marketing Ltd. ("Vironna"), R.A. Yarok Pharm Ltd. and Oranim Plus Pharm Ltd. ("Oranim"), and the trade houses of Panaxia and Rosen High Way Ltd.

In Europe, IMCC operates through Adjupharm GmbH ("Adjupharm"), a German-based subsidiary acquired by IMC Holdings Ltd. ("IMC Holdings") on March 15, 2019. Adjupharm is an EU-GMP certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import/export capability with requisite permits.

In Canada, IMCC actively operated until recently through Trichome Financial Corp. and its wholly-owned subsidiaries Trichome JWC Acquisition Corp. (“TJAC”) and MYM Nutraceuticals Inc. (“MYM“) (collectively: "Trichome" or the "Canadian entities"). The Canadian entities are federally licensed producers of cannabis products in the adult-use recreational cannabis market in Canada. IMCC has exited its operations in Canada, and deconsolidated Trichome on November 7, 2022, pursuant to IFRS. (see note 25)

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

Panaxia Transaction Update:

On February 13, 2023, the Company announced that it reached an agreement, together with Panaxia, to terminate the option that the Company had, under the Panaxia Transaction, to acquire a pharmacy licensed to dispense and sell medical cannabis to patients, for no additional consideration. Under the agreement, the Company will not be required to make the fifth installment of approximately $262 of Common Shares owed by the Company to Panaxia under the Panaxia Transaction and will receive an agreed compensation amount of approximately $95 from Panaxia to be paid by Panaxia in services and cannabis inflorescence in accordance with the terms as agreed by the parties.

Liquidity and capital resources - going concern:

As of December 31, 2023, the Group's cash and cash equivalents totaled $1,813, the Group's working capital (current assets less current liabilities) amounted to $(8,543) and the Group’s accumulated loss deficit amounted to $249,145. In the twelve months ended December 31, 2023, the Group had an operating loss from continuing operation of ($12,792) and negative cash flows from continuing operating activities of ($8,075).

The Group’s current operating budget includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, including cost saving plans and restructuring actions taken in 2022 and in 2023. The Company’s board of directors approved a cost saving plan, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consists of cost reduction due to efficiencies and synergies, which include mainly the following steps: discontinued operations of loss-making activities (see Note 25 for Trichome Disposal Group), reduction in payroll and headcount, reduction in compensation paid to key management personnel (including layoffs of key executives), operational efficiencies and reduced capital expenditures – see also Restructuring below.

Despite the cost savings plan and restructuring as described above, the projected cash flows for 2024 indicates that it is uncertain that the Group will generate sufficient funds to continue its operations and meet its obligations as they become due. The Group continues to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and or financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in amounts required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

Debt Settlement with L5 Capital

On May 8th, 2023, the Company announced that on May 5th, 2023, it has closed the securities for debt settlement transaction with L5 Capital (the “Debt Settlement”). Pursuant to the Debt Settlement, the Company settled outstanding indebtedness of $838,776 (approximately US$615,615) through issuing 492,492 Units at a price of US$1.25 per Unit. Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance. All securities issued are subject to a statutory hold period of four months and one day from the date of issuance in accordance with applicable Canadian securities legislation.

Discontinue operations and Canadian entities CCAA:

On November 7, 2022, in connection with the Company’s efforts to achieve operational efficiencies, the Company announced that it is pivoting its focus and resources on growth in its highest value markets in Israel and Germany while also commencing its exit from the Canadian cannabis market as part of the Canadian Restructuring.

The Canadian operations are held through the Canadian entities and being orderly wound-down under CCAA pursuant to an initial order of the Court issued on November 7, 2022 (as amended and restated by an order made by the Court on November 17, 2022, the “Initial Order”). The Initial Order includes a broad stay (as extended from time to time, the “Stay”) of all proceedings against the Canadian entities and its assets. Pursuant to the Initial Order, KSV Restructuring Inc. was appointed as monitor (the “Monitor”) in the CCAA Proceedings.

On January 9, 2023, the Court issued an order in the CCAA Proceedings in respect of a motion brought by the Canadian entities to approve, among other things: a sale and investment solicitation process (the “SISP”) in respect of the business and assets of the Canadian entities; and a stalking horse share purchase agreement (the “Stalking Horse Purchase Agreement”) between the Canadian entities and L5 Capital Inc. (“L5”), a company wholly-owned and controlled by the executive chairman and a director of the Company, dated December 12, 2022. The SISP established a process to solicit interest for investments in, or the sale of any or all of the Canadian entities' business and assets.

On February 22, 2023, the Monitor issued a report (the “Monitor’s Third Report”) in the CCAA Proceedings advising, among other things, that (i) no qualified bids were received pursuant to the SISP, (ii) L5 informed the Canadian entities that it would not be completing the transaction contemplated by the Stalking Horse Purchase Agreement and, as a result, the Canadian entities terminated the Stalking Horse Purchase Agreement, and (iii) the Monitor continues to market for sale the Canadian entities’ business and assets, including the brands and other intellectual property owned by the Canadian entities.

Pursuant to an order of the Court made on April 6 ,2023 in the CCAA Proceedings (the “Reverse Vesting Order”), the Court approved a share purchase agreement (the “Share Purchase Agreement”) dated March 28, 2023 among Trichome Financial Corp. (“Trichome” or the “Vendor”), 1000370759 Ontario Inc. (the “Purchaser”), Trichome JWC Acquisition Corp. (“TJAC”), Trichome Retail Corp. (“TRC”), MYM Nutraceuticals Inc. (“MYM”), MYM International Brands Inc. (“MYMB”) and Highland Grow Inc. (“Highland”, and collectively with TJAC, TRC, MYM and MYMB, the “Purchased Entities”). The Purchased Entities and its business and operations were sold to a party that is not related to the Company, for a purchase price of $3,375 along with certain deferred consideration. Thus, the Company has exited operations in Canada which operations have been classified as discontinued in these financial statements. The Company has neither received nor is entitled to any portion of the proceeds from the Share Purchase Agreement.

On September 14, 2023 a CCAA Termination Order was granted by the Honourable Justice Osborne (upon service on the Service List of an executed certificate and the above CCAA Proceedings under the Companies Creditors’ Arrangement Act and the Stay Period were terminated without any further act or formality. On September 29th, 2023, Trichome Financial Corp. filed (or was deemed to have filed) an assignment (or a bankruptcy order was made against Trichome Financial Corp.), and Goldhar & Associates Ltd., was appointed as trustee of the estate of the bankrupt by the official receiver (or the Court). The first meeting of creditors of the bankrupt was held on October 17th, 2023.

Restructuring:

On April 6, 2022, Focus closed the "Sde Avraham", cultivation facility in Israel, resulting restructuring expenses related to impairment of property, plant and equipment, biological assets and right of use asset and liabilities, in the total amount of $4,383.

On March 8, 2023, the Company announced its strategy plan in Israel in order to strengthen its focus on core activities and drive efficiencies to realize sustainable profitability. The Company reduced its workforce in Israel across all functions (including executives). All actions associated with the workforce reduction were completed by mid-2023, subject to applicable Israeli law. Therefore, the Company recorded restructuring expenses for the twelve months ended December 31, 2023 related mainly to salaries to employees in the amount of $617

On June 30, 2023, the entity responsible for operating the Israeli medical cannabis distribution licensed center that was acquired within the Panaxia Transaction, ceased its operations at the licensed trading house located in Lod, Israel. Consequently, the Company transitioned the operation that was conducted through IMC Pharma to third-party entities and to its own trading house currently being operated by Rosen High Way.

NASDAQ Compliance Notice

On August 1, 2023, the Company received written notification from Nasdaq (the “Notification Letter”) that the closing bid price of the Common Shares had fallen below US$1.00 per share over a period of 30 consecutive business days, with the result that the Company was not in compliance with the Minimum Share Price Listing Requirement. The Notification Letter provided that the Company has until January 16, 2024, being 180 calendar days following receipt of such notice to regain compliance with the Minimum Share Price Listing Requirement for a minimum of 10 consecutive business days (See also see note 26).

Tax on Premiums in Respect of Insurance Effected Outside Canada

By Notice of Assessment for Excise Tax dated October 23, 2023 and covering the period January 1, 2020 to December 31, 2020, IM Cannabis Corp. was assessed tax on insurance of $198,687.57, arrears interest of $36,248.62 and a failure to file penalty of $7,947.49 (collectively, the “2020 Assessment”).

By Notice of Assessment for Excise Tax dated October 23, 2023 and covering the period January 1, 2021 to December 31, 2021, IM Cannabis Corp. was assessed excise tax on insurance of $72,944.92, arrears interest of $1,533.75 and a failure to file penalty of $499.48 (collectively, the “2021 Assessment”).

On November 29, 2023, the Company filed Notices of Objection (Excise Tax Act) to the 2020 Assessment and the 2021 Assessment. The Company assess the filed Notices of Objection (Excise Tax Act) to be low to medium complexity.

The Company assess that it is reasonably possible the Notices of Objection (Excise Tax Act) filed by it will lead to the 2020 Assessment and 2021 Assessment being vacated.

35 Oak Holdings Ltd – Statement of Complaint

On November 27, 2023, the Company announced that a complaint was filed in the Ontario Superior Court of Justice in Canada by Michael Wiener, 35 Oak Holdings Ltd. and MW Investments Ltd. (collectively the “MYM Shareholder Plaintiffs”) against certain current and former Directors and Officers of the Company and its subsidiaries arising out of the Plan of Arrangement that closed in July 2021 through which the Company acquired MYM Nutraceuticals Inc. A copy of this complaint was delivered to the Company on November 17, 2023.

The Plaintiffs, who became shareholders in the Company as a result of the Plan of Arrangement, allege that the Defendants made a series of misrepresentations in oral discussions and public disclosure regarding cannabis cultivation capacity, cultivation space, and projected revenues. The Plaintiffs further allege that the misrepresentations were later corrected and that the misrepresentations caused the value of the Company shares to be artificially inflated and induced the Plaintiffs to support the Plan of Arrangement. The Plaintiffs assert common law misrepresentation claims and have also advanced statutory claims under the Ontario Securities Act, and seek damages of $15 million. the Company and the other former Director and Officer Defendants dispute the allegations in the Claim and deny any liability. The claim was commenced in July 2023 but not served until November 2023 (see also note 26).

Israel Hamas war

On October 7, 2023, a war between the terror organization Hamas and Israel began. This war has an impact on the company's business operations. The company has suffered a negative impact in Q4 2023 and there will be a potential positive effect in the medium to long term. The company has experienced damages to its ability to function, affecting various aspects, including employees, supplies, imports, sales, and more.

b.	Approval of consolidated financial statements:

These consolidated financial statements of the Company were authorized for issue by the board of directors on March 27, 2024.

c.	Definitions:

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

NIS	-	New Israeli Shekel